Cash and Cash Equivalents and Restricted Cash (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) FinancialInstitution	Dec. 31, 2024 USD ($) FinancialInstitution	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Cash and Cash Equivalents and Restricted Cash [Abstract]
Cash and cash equivalents	$ 48,244	$ 21,866
Restricted cash	8,109	8,050
Restricted cash, non-current	6,300	5,000
Cash and cash equivalents and restricted cash	$ 62,653	$ 34,916	$ 24,928	$ 32,477
Number of financial institutions where restricted deposits are pledged as collateral regarding credit card balances | FinancialInstitution	1	1
Minimum liquidity requirements for credit facilities covenants	$ 10,000	$ 9,500
Cash and Cash Equivalents and Restricted Cash [Abstract]
Restricted deposits pledged as collateral	109	50
October 2024 Alpha Bank Loan Facility [Member]
Cash and Cash Equivalents and Restricted Cash [Abstract]
Restricted deposits pledged as collateral	$ 8,000	$ 8,000
Interest period for pledged capital	1 month	1 month
February 2025 Piraeus Bank Loan Facility [Member]
Cash and Cash Equivalents and Restricted Cash [Abstract]
Minimum liquidity requirements per Loan Facility	$ 3,000
December 2025 Danish Ship Finance Loan Facility [Member]
Cash and Cash Equivalents and Restricted Cash [Abstract]
Minimum liquidity requirements per Loan Facility	2,800
June 2022 Alpha Bank Loan Facility [Member]
Cash and Cash Equivalents and Restricted Cash [Abstract]
Minimum liquidity requirements per Loan Facility	500	$ 500
June 2022 Piraeus Bank Loan Facility [Member]
Cash and Cash Equivalents and Restricted Cash [Abstract]
Minimum liquidity requirements per Loan Facility	$ 2,000	2,000
October 2022 Danish Ship Finance Loan Facility [Member]
Cash and Cash Equivalents and Restricted Cash [Abstract]
Minimum liquidity requirements per Loan Facility		2,000
August 2021 Alpha Bank Loan Facility [Member]
Cash and Cash Equivalents and Restricted Cash [Abstract]
Minimum liquidity requirements per Loan Facility		$ 500